ACCOUNTING POLICIES (Policies)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basis of consolidation

a)	Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to December 31, 2023.

Control over an investee is achieved by a person or entity when such person or entity (i) has power over the investee, (ii) has exposure, or has rights, to variable returns from its involvement with the investee or (iii) has the ability to use its power to affect the investee’s variable returns.

The Company holds 100% ownership of its subsidiaries except for (i) the AenP with LIFO, under which the Company is entitled to receive 99.99% of any distributed profits and (ii) Codere Online Argentina, S.A., of which SEJO initially held 95% and the economic rights over the remaining 5% after it was incorporated and registered on January 28, 2022. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with the Company´s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.

Regarding the Restructuring of the entities under common control, was treated as a reorganization of entities under common control, which is outside of the scope of IFRS 3 (Business Combinations). Accordingly, the Company made an accounting policy choice to present business combinations under common control using the “predecessor accounting method” or “pooling of interest method”, which means the assets and liabilities of the incorporated businesses were reflected at their carrying amounts. No adjustments were made to reflect fair values or recognize any new assets or liabilities at the date of the Closing of the Business Combination that would otherwise be done under the acquisition method. Additionally, any difference between the consideration paid/transferred and the aggregate book value of the assets and liabilities of the acquired entities as of the date of the relevant transaction was reflected as an adjustment to equity.

The consolidated carve-out financial statements were prepared using Codere Group’s historical basis in the assets and liabilities and include all revenues, expenses, assets and liabilities attributed to Codere Online up as part of the Restructuring, including certain general and administrative services provided by Codere Group. These general and administrative services were provided by Codere Online until consummation of the Business Combination on November 30, 2021. Codere Online believes that by including these costs, the consolidated carve-out income statements include a reasonable estimate of actual costs incurred to operate the business. However, such expenses may not be indicative of the actual level of expense that would have been incurred by the Group if it had operated as an independent, publicly traded company during the precedent periods or of the costs expected to be incurred in the future. Codere Online entered into an agreement with Codere Group effective from December 1, 2021, the day after the closing date of the Business Combination, whereby Codere Group has agreed to provide Codere Online with the resources to comply with regulators, authorities and other third parties in general. The purpose of this contract is to ensure that Codere Online is complying with its obligations and correctly reflecting its costs. The fee for these services as per the agreement is 0.75% of Codere Online’s revenue.

a)	Basis of consolidation

The consolidated carve-out financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to December 31, 2022.

Control over an investee is achieved by a person or entity when such person or entity (i) has power over the investee, (ii) has exposure, or has rights, to variable returns from its involvement with the investee or (iii) has the ability to use its power to affect the investee’s variable returns.

Parent holds 100% ownership of its subsidiaries except for (i) the AenP with LIFO, under which Codere Online is entitled to receive 99.99% of any distributed profits and (ii) Codere Online Argentina, S.A., of which SEJO will initially hold 95% and the economic rights over the remaining 5% once it is incorporated and duly registered. Consolidation of a subsidiary begins when Codere Online obtains control over the subsidiary and ceases when Codere Online loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date Codere Online gains control until the date when Codere Online ceases to control the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with Codere Online’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of Codere Online are eliminated on consolidation.

Regarding the Restructuring of the entities under common control, was treated as a reorganization of entities under common control, which is outside of the scope of IFRS 3 (Business Combinations). Accordingly, Codere Online made an accounting policy choice to present business combinations under common control using the “predecessor accounting method” or “pooling of interest method”, which means the assets and liabilities of the incorporated businesses were reflected at their carrying amounts. No adjustments were made to reflect fair values or recognize any new assets or liabilities at the date of the Closing of the Business Combination that would otherwise be done under the acquisition method. Additionally, any difference between the consideration paid/transferred and the aggregate book value of the assets and liabilities of the acquired entities as of the date of the relevant transaction was reflected as an adjustment to equity.

The consolidated carve-out financial statements were prepared using Codere Group’s historical basis in the assets and liabilities and include all revenues, expenses, assets and liabilities attributed to the Group as part of the Restructuring, including certain general and administrative services provided by Codere Group. These general and administrative services were provided by Codere Group until consummation of the Business Combination on November 30, 2021. The Group believes that by including these costs, the consolidated carve-out income statements include a reasonable estimate of actual costs incurred to operate the business. However, such expenses may not be indicative of the actual level of expense that would have been incurred by the Group if it had operated as an independent, publicly traded company during the precedent periods or of the costs expected to be incurred in the future. The Group entered into an agreement with Codere Group effective from December 1, 2021, the day after the closing date of the Business Combination, whereby Codere Group has agreed to provide the Group with the resources to comply with regulators, authorities and other third parties in general. The purpose of this contract is to ensure that the Group is complying with its obligations and correctly reflecting its costs. The fee for these services as per the agreement is 0.75% of the Group’s revenue.

Functional and presentation currency

b)	Functional and presentation currency

The functional currency of all entities comprising Codere Online is the currency of the countries in which they operate. The presentation currency of Codere Online is the Euro and therefore, all balances and transactions denominated in currencies other than the Euro are deemed to be denominated in a foreign currency.

Transactions in foreign currencies are translated at their initial valuation at the spot exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at the spot exchange rate prevailing at the balance sheet date. Exchange differences, both positive and negative, arising in this process, as well as those arising on settlement of these assets and liabilities, are recognized in the consolidated statement of operations and carve-out income statements for the year in which they arise.

Amounts are presented in these consolidated financial statements are in thousands of euros, unless otherwise stated.

b)	Functional and presentation currency

The functional currency of all entities comprising the Group is the currency of the countries in which they operate. The presentation currency of the Group is the Euro and therefore, all balances and transactions denominated in currencies other than the Euro are deemed to be denominated in a foreign currency.

Transactions in foreign currencies are translated at their initial valuation at the spot exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at the spot exchange rate prevailing at the balance sheet date. Exchange differences, both positive and negative, arising in this process, as well as those arising on settlement of these assets and liabilities, are recognized in the consolidated carve-out income statement for the year in which they arise.

Amounts are presented in these consolidated carve-out financial statements are in thousands of euros, unless otherwise stated.

Entities located in hyperinflationary economies

c)	Entities located in hyperinflationary economies

In accordance with IAS 29 “Financial Reporting in Hyperinflationary Economies” a subsidiary operates in a country with hyperinflationary economy when the cumulative inflation rate over three years approaches or exceeds 100%. The standard provides the following criteria for determining whether an economy is experiencing hyperinflation: The population expresses prices in terms of a foreign currency or a relatively stable index, the general population prefers to keep its wealth in non-monetary assets or in a relatively stable foreign currency, sales and purchases on credit take place at prices that compensate for the expected loss of purchasing power during the credit period, even if the period is short or the inflation rate over 12 months is equal to or exceeds 50%.

Since 2018, the economy of Argentina, has been considered hyperinflationary under the above criteria and mainly because Argentina had a significant increase in inflation which by the end of 2018 had reached 48% per year (147% accumulated in three years).

When IAS 29 applies, the subsidiary’s financial statements are adjusted for the effects of changes in the general price level, in order to provide users with information that is more meaningful and useful, which means that:

-	Adjust the historical cost of the non-monetary assets and liabilities and the various equity items from the date of acquisition or incorporation onto the consolidated statement of financial position until the end of the financial year to reflect changes in the purchasing power of the currency as a result of inflation.

-	To reflect the gain or loss corresponding to the impact of the year’s inflation on the net monetary position on the consolidated statement of operations and carve-out income statements.

-	Adjust the different items on the consolidated statement of operations and carve-out income statements and cash flow statement by the inflationary index since their generation, with a balancing entry in financial results and a reconciling item in the cash flow statement, respectively.

-	Convert all components of the financial statements to the closing exchange rate. In the case of the Argentine companies, to the closing exchange rate as at December 31, 2023 being 893 pesos per euro.

At December 31, 2023, no country other than Argentina, in which the consolidated entities of Codere Online are located, is considered to have a hyperinflationary economy in accordance with the criteria established in this regard by IFRS-IASB.

c)	Entities located in hyperinflationary economies

In accordance with IAS 29 “Financial Reporting in Hyperinflationary Economies” a subsidiary operates in a country with hyperinflationary economy when the cumulative inflation rate over three years approaches or exceeds 100%. The standard provides the following criteria for determining whether an economy is experiencing hyperinflation: The population expresses prices in terms of a foreign currency or a relatively stable index, the general population prefers to keep its wealth in non-monetary assets or in a relatively stable foreign currency, sales and purchases on credit take place at prices that compensate for the expected loss of purchasing power during the credit period, even if the period is short or the inflation rate over 12 months is equal to or exceeds 50%.

Since 2018, the economy of Argentina, has been considered hyperinflationary under the above criteria and mainly because Argentina had a significant increase in inflation which by the end of 2018 had reached 48% per year (147% accumulated in three years).

When IAS 29 applies, the subsidiary’s financial statements are adjusted for the effects of changes in the general price level, in order to provide users with information that is more meaningful and useful, which means that:

-	Adjust the historical cost of the non-monetary assets and liabilities and the various equity items from the date of acquisition or incorporation onto the consolidated statement of financial position until the end of the financial year to reflect changes in the purchasing power of the currency as a result of inflation.

-	To reflect the gain or loss corresponding to the impact of the year’s inflation on the net monetary position on the income statement.

-	Adjust the different items on the income statement and cash flow statement by the inflationary index since their generation, with a balancing entry in financial results and a reconciling item in the cash flow statement, respectively.

-	Convert all components of the financial statements to the closing exchange rate. In the case of the Argentine companies, to the closing exchange rate as at 31 December 2020 being 103.26 pesos per euro.

At 31 December 2022, no country other than Argentina in which the consolidated entities of Codere Online are located is considered to have a hyperinflationary economy in accordance with the criteria established in this regard by IFRS-IASB.

Intangible assets

d)	Intangible assets

Intangible assets are carried at acquisition or production cost, less any accumulated amortization and impairment losses, if any. These assets are tested for impairment when events or circumstances arise that may indicate that their book value may not be recoverable.

Intangible assets can have (i) an indefinite useful life when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities or (ii) a finite useful life, in all other cases.

Intangible assets with indefinite useful lives are not amortized. When intangible assets have an indefinite life, an impairment analysis is required at least annually, regardless of whether there is a triggering event. Management performs an impairment analysis at the end of each reporting period or whenever there is any indication of impairment. As part of this analysis, management also reviews the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps to amortize the asset.

As required, management also performs an analysis on intangible assets with definite useful lives in order to determine whether there are any potential indicators of impairment. Intangible assets with definite useful lives are amortized on a straight-line basis according to the following:

●	Licenses for computer programs acquired from third parties are capitalized based on the costs incurred to acquire them and to prepare each specific program for use. These costs are amortized over their estimated useful lives.

●	The service concession arrangement of Codere Online was acquired in Italy which grants it rights to economic benefits for online business and was capitalized based on the costs incurred to acquire it. These costs are amortized over their estimated useful lives.

Years of estimated useful life
Service concession arrangement	2
Software	4

d)	Intangible assets

Intangible assets are carried at acquisition or production cost, less any accumulated amortization and impairment losses, if any. These assets are tested for impairment when events or circumstances arise that may indicate that their book value may not be recoverable.

Intangible assets can have (i) an indefinite useful life when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities or (ii) a finite useful life, in all other cases.

Intangible assets with indefinite useful lives are not amortized. When intangible assets have an indefinite life, an impairment analysis is required at least annually, regardless of whether there is a triggering event. Management performs an impairment analysis at the end of each reporting period or whenever there is any indication of impairment. As part of this analysis, management also reviews the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps to amortize the asset.

As required, management also performs an analysis on intangible assets with definite useful lives in order to determine whether there are any potential indicators of impairment. Intangible assets with definite useful lives are amortized on a straight-line basis according to the following:

●	Licenses for computer programs acquired from third parties are capitalized based on the costs incurred to acquire them and to prepare each specific program for use. These costs are amortized over their estimated useful lives.

●	The service concession arrangement of the Group was acquired in Italy which grants it rights to economic benefits for online business and was capitalized based on the costs incurred to acquire it. These costs are amortized over their estimated useful lives.

Years of estimated useful life
Service concession arrangement	2
Software	4

Property, plant and equipment (“PP&E”)

e)	Property, plant and equipment (“PP&E”)

Property, plant and equipment is carried at cost less any accumulated depreciation and impairment in value, if any.

Cost includes, among others, direct labor costs incurred in the installation and the relevant allocable portion of the indirect costs.

Codere Online depreciates its property, plant and equipment from the time they can be placed in service, depreciating the cost of the assets on a straight-line basis over the assets’ estimated useful lives, which are as follows:

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

e)	Property, plant and equipment (“PP&E”)

Property, plant and equipment is carried at cost less any accumulated depreciation and impairment in value, if any.

Cost includes, among others, direct labor costs incurred in the installation and the relevant allocable portion of the indirect costs. The Group depreciates its property, plant and equipment from the time they can be placed in service, amortizing the cost of the assets on a straight-line basis over the assets’ estimated useful lives, which are as follows:

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Impairment of non-current assets

f)	Impairment of non-current assets

Non-current assets are assessed at each reporting date for indicators of impairment if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. Whenever such indicators arise, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows derived from the use of the asset or its cash generating unit, as applicable, are discounted to the asset’s present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, whenever the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.

f)	Impairment of non-current assets

Non-current assets are assessed at each reporting date for indicators of impairment if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. Whenever such indicators arise, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows derived from the use of the asset or its cash generating unit, as applicable, are discounted to the asset’s present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, whenever the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.

Financial instruments

g)	Financial instruments

Classification of financial assets

Financial assets and financial liabilities are recognized when an entity within Codere Online becomes a party to the contractual provisions of a financial instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net income or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net income or loss are recognized immediately in the consolidated statement of operations and carve-out income statements.

Financial assets

Financial assets are classified into three main categories: amortized cost, fair value through net income or loss and fair value through OCI, depending on the business model and the characteristics of the contractual cash flows.

Loans, accounts receivable and financial assets that Codere Online expressly intends and is able to hold to maturity are subsequently measured at amortized cost less any related impairment losses.

Loans and accounts receivable maturing within no more than 12 months from the reporting date are classified as current items and those maturing within more than 12 months are classified as non-current items.

Impairment of financial assets

Codere Online recognizes a loss allowance for expected credit losses on investments in debt instruments which are measured at amortized cost. The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the financial instrument.

Codere Online recognizes lifetime Expected Credit Losses (“ECL”) for receivables, applying the simplified approach established by the IFRS 9 standard. As Codere Online’s historical credit loss experience between Group’s entities is nil, the expected credit loss is estimated based on certain risk parameters, publicly available, such as the probability of default (PD) of Codere Online and a loss given at default (LGD) of 100%.

Derecognition of financial assets

Codere Online derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If Codere Online neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, Codere Online recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If Codere Online retains substantially all the risks and rewards of ownership of a transferred financial asset, Codere Online continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

With respect to the derecognition of a financial asset in its entirety, the difference between the asset's carrying amount and the sum of the consideration received (and which will be received in the future) and the cumulative gain or loss that had been recognized in the consolidated statements of comprehensive income and accumulated in equity is recognized in the Consolidated Statement Of Operations And Carve-Out Income Statements.

Financial liabilities

Financial liabilities at amortized cost

Financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the exact rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Financial liabilities at fair value through profit or loss

Financial liabilities are classified as at fair value through profit or loss (“FVTPL”) when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading or (iii) it is designated as at FVTPL.

Financial liabilities at fair value through profit or loss are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in net financial results in profit or loss.

For financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in the consolidated statement of operations and carve-out income statements. The remaining amount of change in the fair value of liability is recognized in the consolidated statement of operations and carve-out income statements. Changes in fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings upon derecognition of the financial liability.

Derecognition of financial liabilities

Codere Online derecognizes financial liabilities when, and only when, Codere Online's obligations are discharged, cancelled or expire. The difference between the carrying amount of the derecognized financial liability and the consideration paid and payable is recognized in the Consolidated Statement Of Operations And Carve-Out Income Statements.

Accounting for warrants

The warrants meet the definition of a derivative financial instrument as they represent a written put option that gives the holders of the warrants the right to exchange them for Codere Online’s shares at a fixed price. Although the warrants will be exchanged for Codere Online’s shares based on the terms of the warrant agreement, the warrants were classified as a derivative financial liability measured at FVTPL, and not as an equity instrument. Changes in the fair value of the financial liability are presented in the consolidated statement of operations and carve-out income statements under the heading “Finance income / (costs)”.

g)	Financial instruments

Classification of financial assets

Financial assets and financial liabilities are recognized when an entity within the Group becomes a party to the contractual provisions of a financial instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net income or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net income or loss are recognized immediately in the consolidated carve-out income statement.

Financial assets

Financial assets are classified into three main categories: amortized cost, fair value through net income or loss and fair value through OCI, depending on the business model and the characteristics of the contractual cash flows.

Loans, accounts receivable and financial assets that the Group expressly intends and is able to hold to maturity are subsequently measured at amortized cost less any related impairment losses.

Loans and accounts receivable maturing within no more than 12 months from the reporting date are classified as current items and those maturing within more than 12 months are classified as non-current items.

Impairment of financial assets

The Group recognizes a loss allowance for expected credit losses on investments in debt instruments which are measured at amortized cost. The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the financial instrument.

The Group recognizes lifetime Expected Credit Losses (“ECL”) for receivables, applying the simplified approach established by the IFRS 9 standard. As the Group’s historical credit loss experience between Group’s entities is nil, the expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (PD) of Codere Group and a loss given at default (LGD) of 100%.

Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

With respect to the derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received (and which will be received in the future) and the cumulative gain or loss that had been recognized in the consolidated carve-out financial statements of comprehensive income and accumulated in equity is recognized in the Consolidated Income Statement.

Financial liabilities

Financial liabilities at amortized cost

Financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the exact rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Financial liabilities at fair value through profit or loss

Financial liabilities are classified as at fair value through profit or loss (“FVTPL”) when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading or (iii) it is designated as at FVTPL.

Financial liabilities at fair value through profit or loss are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in net financial results in profit or loss.

For financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in the consolidated carve-out income statements. The remaining amount of change in the fair value of liability is recognized in the consolidated carve-out income statements. Changes in fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings upon derecognition of the financial liability.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the derecognized financial liability and the consideration paid and payable is recognized in the consolidated carve-out income statements.

Accounting for warrants

The warrants meet the definition of a derivative financial instrument as they represent a written put option that gives the holders of the warrants the right to exchange them for the Group’s shares at a fixed price. Although the warrants will be exchanged for the Group’s shares based on the terms of the warrant agreement, the warrants were classified as a derivative financial liability measured at FVTPL, and not as an equity instrument. Changes in the fair value of the financial liability are presented in the consolidated carve-out income statements under the heading “Finance income / (costs)”.

Cash and cash equivalents

h)	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and at banks, demand deposits and other short-term highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. These items are stated, based on their nature, at historical cost, amortized cost or fair value, which does not differ significantly from realizable value.

h)	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and at banks, demand deposits and other short-term highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. These items are stated, based on their nature, at historical cost, amortized cost or fair value, which does not differ significantly from realizable value.

Revenue

i)	Revenue

Revenue from contracts with customers is recognized when service is provided to the customer at an amount that reflects the consideration to which Codere Online expects to be entitled in exchange for those services. Codere Online has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before providing them to the customer.

Online gambling

Codere Online generates its revenues from online gambling (online casino and sports betting). Codere Online recognizes revenue from online gambling at a point in time when each wager has been made and resolved. It is recorded as gambling revenue in the accompanying consolidated statement of operations and carve-out income statements, with liabilities recognized and measured as the aggregate net difference between funds deposited by customers plus winning wagers less losing wagers and less customers withdrawals. We report all the wins as revenue and our provider’s share is reported in other operating expenses.

Balances related to revenue

A liability is recognized as an obligation to provide the gambling service to a customer for which Codere Online has received consideration from the customer, at which time a contract liability is recognized under trade payables and other current liabilities. For example, online sports betting involves a player placing a wager on a particular outcome of a sporting event at some fixed odds.

i)	Revenue

Revenue from contracts with customers is recognized when service is provided to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before providing them to the customer.

Online gambling

The Group generates its revenues from online gambling (online casino and sports betting). The Group recognizes revenue from online gambling at a point in time when each wager has been made and resolved. It is recorded as gambling revenue in the accompanying consolidated carve-out income statement, with liabilities recognized and measured as the aggregate net difference between funds deposited by customers plus winning wagers less losing wagers and less customers withdrawals. We report all the wins as revenue and our provider’s share is reported in other operating expenses.

Balances related to revenue

A liability is recognized as an obligation to provide the gambling service to a customer for which the Group has received consideration from the customer, at which time a contract liability is recognized under trade payables and other current liabilities. For example, online sports betting involves a player placing a wager on a particular outcome of a sporting event at some fixed odds.

Taxation

j)	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax, if any.

Current tax

The tax currently payable is based on taxable income for the year. Taxable income differs from income before tax as reported in the consolidated statement of operations and carve-out income statements because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Codere Online's current tax is calculated using rates applicable for the tax period that have been enacted or substantively enacted by the end of the reporting period.

Tax impacts of the Business Combination

As a result of the Business Combination explained in Note 1, the following steps were followed:

-	Carve-out process in different countries:

The financial information related to Codere Group’s online business was carved-out from the traditional retail business. See considerations for each country below.

Spain: The Spanish company Codere España S.A. performed a financial spin-off of its shares in Codere Online (Melilla) in favour of SEJO. Based on the valid economic grounds of the transaction, Codere Online has applied the tax neutrality regime that provides roll over relief for Spanish CIT purposes. Codere Online complied with the formal obligations to apply this regime (formally opt for the regime and communication to the Tax Authorities). As per IAS 12, no deferred taxes have been recorded as: (i) no tax losses or other tax credits were transferred on this transaction and (ii) the shares transferred were transferred at the value it had in the transferor for accounting and tax purposes.

Mexico: SEJO entered into a joint venture agreement (AenP or “Asociacion en Participacion” in Spanish) and set up “Codere Online Mexico AenP”, which is owned by two partners, Libros Foráneos, which holds 0.01%, and SEJO acting as the online gambling holding entity, which holds 99.99%. From a Mexican tax perspective, entering into this joint venture agreement did not create any adverse (direct or indirect) Mexican tax implications. As per IAS 12, no deferred taxes have been recorded as: (i) no tax losses or other tax credits were transferred on this transaction and (ii) the transfer of the business was done at fair market value for accounting and tax purposes.

Italy: Codere Scommese S.r.l. (“Codere Scommese”) only performs activities related to the online business and not traditional retail activities; therefore, the shares of the entity were directly transferred from Codere Scommese to SEJO. The transfer of the shares has given rise to a capital gain that will be taxed in the corporate income tax of Codere Online. However, Codere Online will apply the 95% “participation exemption” as the requirements for the application of the exemption are met. As per IAS 12, no deferred tax assets or liabilities have been recorded as a consequence of this transaction as the transfer of Codere Scommese’s shares were valued for accounting and tax purposes at market value.

Argentina: The entity that held the online license in Argentina was Iberargen, S.A. (“Iberargen”). As Codere Online Argentina has not been registered yet, the entity that is operating the online business is Iberargen and the results from online business of Argentina were carve-out from Iberargen since the online operations in Argentina started on December 1, 2021. There are no tax implications on the incorporation of Codere Online Argentina.

Panama: The entity that held the online license in Panama was Hípica de Panama, S.A. (“HIPA”) until December 1, 2021 and ACOR as from December 1, 2021. SEJO did incorporate a new entity in Panama, Codere Online Panama, that has applied for a new online gambling license, as the ones owned by HIPA and ACOR cannot be transferred to Codere Online Panama for regulatory reasons. There were no tax implications on the incorporation of Codere Online Panama. In the meantime, Codere Online Panama will render online management services to HIPA and ACOR. Remuneration for management services rendered by Codere Online Panama to HIPA and ACOR has been agreed at arm’s length. As per IAS 12, no deferred tax assets or liabilities were recorded on this transaction.

Colombia: The entity that holds the online license in Colombia is Codere Colombia S.A. (“CCOL”). The transfer of the online license from CCOL to Codere Online Colombia has already been requested to the regulatory agent. There were no tax implications on the incorporation of Codere Online Colombia. In the meantime, Codere Online Colombia will render online management services to CCOL. Remuneration for management services rendered by Codere Online Colombia to CCOL has been agreed at arm’s length. As per IAS 12, no deferred tax assets or liabilities were recorded on this transaction.

-	Incorporation of the Company in Luxembourg and Merger Sub in Delaware:

CNEW incorporated the Company in Luxembourg on June 4, 2021. In addition, the Company incorporated a subsidiary corporation in Delaware, Merger Sub. No adverse tax implications arose in Luxembourg or the United States for the incorporation of these entities. As per IAS 12, no deferred tax assets or liabilities were recorded on this transaction.

-	Share for share Exchange:

Following the Restructuring CNEW contributed SEJO to The Company pursuant to the Exchange. In Spain, based on the valid economic grounds of the transaction, Codere Online has applied the tax neutrality regime that provides roll over relief for Spanish CIT purposes. Codere Online complied with the formal obligations to apply this regime (formally opt for the regime and communication to the tax authorities). In Luxembourg, no adverse tax impact arose, as the transfer of the shares in SEJO in exchange for new shares in the Company was performed at fair market value and the Company issued shares for the same value. As per IAS 12, no deferred taxes were recorded as: (i) no tax losses or other tax credits were transferred on this transaction and (ii) the shares transferred were transferred at the value it had in the transferor for accounting and tax purposes.

-	Reverse merger for the SPAC (DD3)

The Merger was effective on November 30, 2021 (i.e., one business day after effectiveness of the Exchange. In Luxembourg, no adverse tax impact arose. In the United States, no adverse tax impact arose as the adverse consequences of the inversion rules were not applicable (see “U.S. Anti-Inversion Rules” section below).

-	Capital Increase

The Company increased its share capital in connection with the Merger. This share capital increase was subscribed by DD3’s shareholders by means of the contribution of their Class A common stock (following the Class B Conversion) of DD3. That is, DD3’s shareholders exchanged their DD3 common stock for ordinary shares of The Company. Following the consummation of the Merger, the Company became the sole shareholder of DD3 and the former shareholders of DD3 became shareholders of The Company, together with Codere Newco. In Luxembourg, no adverse tax impact arose, as the Company issued new instruments with a value which corresponds to the fair market value of the DD3’s Class A common stock.

United States (“U.S.”) Anti-Inversion Rules

Under the U.S. “anti-inversion” rules, adverse consequences may apply to certain acquisitions of domestic corporations and domestic partnerships (or their assets) by foreign corporations. These consequences generally depend, among other things, on the degree of ownership continuity by former shareholders of the domestic acquired corporation or partnership.

A U.S. inversion transaction generally is a transaction in which a U.S. parented group changes the jurisdiction of its parent corporation to a foreign jurisdiction. Generally, an inversion transaction is subject to Section 7874 and has adverse tax consequences when: (i) a foreign corporation acquires a U.S. corporation (or substantially all of its assets), (ii) the shareholders of the U.S. corporation receive 60% or more of the stock of the foreign corporation and (iii) following the acquisition the foreign corporation does not have 25% or more of its worldwide operations in its country of organization.

Codere Online and its U.S. tax advisors have reviewed the requirements of the application of the U.S. inversion rules to the reverse merger of Merger Sub into DD3 and concluded that the U.S. inversion rules stated in Section 7874 should not apply because the shareholders of DD3 received for purposes of Section 7874 less than 60% of the ordinary shares of The Company. However, the rules for determining ownership under Section 7874 are complex, unclear in some respects, and the subject of ongoing and recent legislative and regulatory review.

Global minimum top-up tax

Codere Online has adopted International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12) upon their release on 23 May 2023. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure (see Note 12).

k)	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax, if any.

Current tax

The tax currently payable is based on taxable income for the year. Taxable income differs from income before tax as reported in the consolidated income statement because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s current tax is calculated using rates applicable for the tax period that have been enacted or substantively enacted by the end of the reporting period.

Tax impacts of the Business Combination

As a result of the Business Combination explained in Note 1, the following steps were followed:

-	Carve-out process in different countries:

The financial information related to Codere Group’s online business was carved-out from the traditional retail business. See considerations for each country below.

Spain: The Spanish company Codere España S.A. performed a financial spin-off of its shares in Codere Online (Melilla) in favour of SEJO. Based on the valid economic grounds of the transaction, the Group has applied the tax neutrality regime that provides roll over relief for Spanish CIT purposes. The Group complied with the formal obligations to apply this regime (formally opt for the regime and communication to the Tax Authorities). As per IAS 12, no deferred taxes have been recorded as: (i) no tax losses or other tax credits were transferred on this transaction and (ii) the shares transferred were transferred at the value it had in the transferor for accounting and tax purposes.

Mexico: SEJO entered into a joint venture agreement (AenP or “Asociacion en Participacion” in Spanish) and set up “Codere Online Mexico AenP”, which is owned by two partners, Libros Foráneos, which holds 0.01%, and SEJO acting as the online gambling holding entity, which holds 99.99%. From a Mexican tax perspective, entering into this joint venture agreement did not create any adverse (direct or indirect) Mexican tax implications. As per IAS 12, no deferred taxes have been recorded as: (i) no tax losses or other tax credits were transferred on this transaction and (ii) the transfer of the business was done at fair market value for accounting and tax purposes.

Italy: Codere Scommese S.r.l. (“Codere Scommese”) only performs activities related to the online business and not traditional retail activities; therefore, the shares of the entity were directly transferred from Codere Scommese to SEJO. The transfer of the shares has given rise to a capital gain that will be taxed in the corporate income tax of the Group. However, the Group will apply the 95% “participation exemption” as the requirements for the application of the exemption are met. As per IAS 12, no deferred tax assets or liabilities have been recorded as a consequence of this transaction as the transfer of Codere Scommese’s shares were valued for accounting and tax purposes at market value.

Argentina: The entity that held the online license in Argentina was Iberargen, S.A. (“Iberargen”). As Codere Online Argentina has not been registered yet, the entity that is operating the online business is Iberargen and the results from online business of Argentina were carve-out from Iberargen since the online operations in Argentina started on December 1, 2021. There are no tax implications on the incorporation of Codere Online Argentina.

Panama: The entity that held the online license in Panama was Hípica de Panama, S.A. (“HIPA”) until December 1, 2021 and ACOR as from December 1, 2021. SEJO did incorporate a new entity in Panama, Codere Online Panama, that has applied for a new online gambling license, as the ones owned by HIPA and ACOR cannot be transferred to Codere Online Panama for regulatory reasons. There were no tax implications on the incorporation of Codere Online Panama. In the meantime, Codere Online Panama will render online management services to HIPA and ACOR. Remuneration for management services rendered by Codere Online Panama to HIPA and ACOR has been agreed at arm’s length. As per IAS 12, no deferred tax assets or liabilities were recorded on this transaction.

Colombia: The entity that holds the online license in Colombia is Codere Colombia S.A. (“CCOL”). The transfer of the online license from CCOL to Codere Online Colombia has already been requested to the regulatory agent. There were no tax implications on the incorporation of Codere Online Colombia. In the meantime, Codere Online Colombia will render online management services to CCOL. Remuneration for management services rendered by Codere Online Colombia to CCOL has been agreed at arm’s length. As per IAS 12, no deferred tax assets or liabilities were recorded on this transaction.

-	Incorporation of Parent in Luxembourg and Merger Sub in Delaware:

CNEW incorporated Parent in Luxembourg on June 4, 2021. In addition, Parent incorporated a subsidiary corporation in Delaware, Merger Sub. No adverse tax implications arose in Luxembourg or the United States for the incorporation of these entities. As per IAS 12, no deferred tax assets or liabilities were recorded on this transaction.

-	Share for share Exchange:

Following the Restructuring CNEW contributed SEJO to Parent pursuant to the Exchange. In Spain, based on the valid economic grounds of the transaction, the Group has applied the tax neutrality regime that provides roll over relief for Spanish CIT purposes. The Group complied with the formal obligations to apply this regime (formally opt for the regime and communication to the tax authorities). In Luxembourg, no adverse tax impact arose, as the transfer of the shares in SEJO in exchange for new shares in the Company was performed at fair market value and the Company issued shares for the same value. As per IAS 12, no deferred taxes were recorded as: (i) no tax losses or other tax credits were transferred on this transaction and (ii) the shares transferred were transferred at the value it had in the transferor for accounting and tax purposes.

-	Reverse merger for the SPAC (DD3)

The Merger was effective on November 30, 2021 (i.e., one business day after effectiveness of the Exchange. In Luxembourg, no adverse tax impact arose. In the United States, no adverse tax impact arose as the adverse consequences of the inversion rules were not applicable (see “U.S. Anti-Inversion Rules” section below).

-	Parent Capital Increase

The Company increased its share capital in connection with the Merger. This share capital increase was subscribed by DD3’s shareholders by means of the contribution of their Class A common stock (following the Class B Conversion) of DD3. That is, DD3’s shareholders exchanged their DD3 common stock for ordinary shares of Parent. Following the consummation of the Merger, the Company became the sole shareholder of DD3 and the former shareholders of DD3 became shareholders of Parent, together with Codere Newco. In Luxembourg, no adverse tax impact arose, as the Company issued new instruments with a value which corresponds to the fair market value of the DD3’s Class A common stock.

United States (“U.S.”) Anti-Inversion Rules

Under the U.S. “anti-inversion” rules, adverse consequences may apply to certain acquisitions of domestic corporations and domestic partnerships (or their assets) by foreign corporations. These consequences generally depend, among other things, on the degree of ownership continuity by former shareholders of the domestic acquired corporation or partnership.

A U.S. inversion transaction generally is a transaction in which a U.S. parented group changes the jurisdiction of its parent corporation to a foreign jurisdiction. Generally, an inversion transaction is subject to Section 7874 and has adverse tax consequences when: (i) a foreign corporation acquires a U.S. corporation (or substantially all of its assets), (ii) the shareholders of the U.S. corporation receive 60% or more of the stock of the foreign corporation and (iii) following the acquisition the foreign corporation does not have 25% or more of its worldwide operations in its country of organization.

The Group and its U.S. tax advisors have reviewed the requirements of the application of the U.S. inversion rules to the reverse merger of Merger Sub into DD3 and concluded that the U.S. inversion rules stated in Section 7874 should not apply because the shareholders of DD3 received for purposes of Section 7874 less than 60% of the ordinary shares of Parent. However, the rules for determining ownership under Section 7874 are complex, unclear in some respects, and the subject of ongoing and recent legislative and regulatory review.

Non-current and current assets and liabilities

k)	Non-current and current assets and liabilities

Presentation in the consolidated statement of financial position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of Codere Online or are held-for-sale. Non-current assets and liabilities include all other types of assets and liabilities.

l)	Non-current and current assets and liabilities

Presentation in the consolidated statement of financial position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of the Group or are held-for-sale. Non-current assets and liabilities include all other types of assets and liabilities.

Critical judgments and use of estimates

l)	Use of estimates and judgements

No key assumptions made by Codere Online in preparing its estimates about future performance and other relevant sources of uncertainty at the reporting date that could have a significant impact on the consolidated financial statements within the next financial year have been identified. However, Codere Online has made certain accounting estimates that involve a degree of judgment and complexity, including:

●	The calculation of expected credit losses, which, although with limited impact, is based on assumptions developed by the Company;

●	The valuation of share-based payment arrangements under the Long-Term Incentive Plan (LTIP), including the use of a Monte Carlo simulation model to value restricted shares and options granted in 2023, and the application of a 47.2% payout rate for the fair value of deferred payment rights;

●	The assessment of the recoverability of tax loss carryforwards, which involves judgment regarding future taxable income and timing of utilization.

m)	Critical judgments and use of estimates

Below is a discussion regarding the key assumptions made by the Group in preparing its estimates concerning future performance and other relevant sources of uncertainty at the reporting date that could have a significant impact on the consolidated carve-out financial statements within the next financial year.

Measurement of assets and liabilities

The measurement of assets and liabilities was based on the carrying amounts that would be included in the Codere Group’s consolidated financial statements, based on Codere, Group’s date of transition to IFRS, if no adjustments were made for consolidation procedures and for the effects of the Business Combination in which the parent acquired the subsidiary. Thus, any goodwill recorded at Codere Group related to the reorganization of any of the companies/business was not pushed down to any of the entities in the Group perimeter. For the purposes of preparing the consolidated carve-out financial statements, 100% of the individual balance sheets and income statements of seven entities, including SEJO, were transferred to the online perimeter. For the remaining three entities that are included in the online perimeter, the individual income statement and balance sheet accounts were reviewed by management to determine which accounts related solely to the online business and therefore transferred to the online perimeter. These balances were easily identifiable, as the accounting system separately tracked transactions related to the retail and online businesses; therefore, management was able to identify those accounts which were solely related to the online business.

Cost of doing business

During 2021 and 2020, there were certain costs that were incurred by the Codere Group, which were considered to be common expenses. Therefore, an allocation of these common expenses was performed in order to reflect the portion of these expenses related to the Group in the consolidated carve-out financial statements in 2020 and until November 30, 2021. These common expenses included general corporate expenses, such as, management, audit fees, legal expenses, systems and communication, and office rental expenses. The general corporate expenses that were allocated to the online business were allocated based on the actual expenses related to time spent supporting the entities included in the online perimeter. Office rental expenses were allocated on a per square meter basis used by the entities included in the consolidated carve-out financial statements of the Group. The Group entered into an agreement with Codere Group effective from December 1, 2021, the day after the closing date of the Business Combination, whereby Codere Group has agreed to provide the Group with the resources to comply with regulators, authorities and other third parties in general. The purpose of this contract is to ensure that the Group is complying with its obligations and correctly reflecting its costs. The fee for these services as per the agreement is 0.75% of the Group’s income.

New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

m)	New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

Codere Online has applied all of the applicable IFRS-IASB standards and amendments that were effective for periods ended December 31, 2023 and prior to such date. Codere Online has used the same accounting policies in its opening IFRS consolidated statement of financial position and through all of the periods presented in these consolidated financial statements.

As of December 31, 2023, the following standards, amendments and interpretations have been published by the IASB, but their application is not yet mandatory for Codere Online, and Codere Online has not elected to early adopt the policies once allowed to do so. Codere Online intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024

Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements	The amendments will add disclosure requirements, and ‘signposts’ within existing disclosure requirements, that ask entities to provide qualitative and quantitative information about supplier finance arrangements.	1 January 2024

Lack of Exchangeability — Amendments to IAS 21	Under the amendments, companies will need to provide new disclosures to help users assess the impact of using an estimated exchange rate on the financial statements.	1 January 2025

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:	1 January 2026

● clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

● clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

● add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	1 January 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.	1 January 2027

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the consolidated financial statements in the initial period of application. However, Codere Online is currently assessing the detailed implications of applying IFRS 18 on Codere Online’s consolidated financial statements

o)	New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

The Group has applied all of the applicable IFRS-IASB standards and amendments that were effective for periods ending December 31, 2022 and prior to such date. The Group has used the same accounting policies in its opening IFRS consolidated statement of financial position and through all of the periods presented in these consolidated carve-out financial statements.

As of December 31, 2022, the following standards, amendments and interpretations have been published by the IASB, but their application is not yet mandatory for the Group, and the Group has not elected to early adopt the policies once allowed to do so.

Standards and Amendments		Mandatory application: annual periods beginning on or after

IFRS 17 - Insurance Contracts

Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.

1 January 2023

Amendments to IAS 1- Presentation of Financial Statements, disclosure of accounting policies and IFRS Practice Statement 2, Making Materiality Judgements

Clarifications regarding the presentation of liabilities as current and non-current.

The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.

The IASB also amended IFRS Practice Statement 2 to include guidance and examples on applying materiality to accounting policy disclosures.

1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	1 January 2023

Amendment to IAS 12 - Deferred tax on leases and decommissioning obligations	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	1 January 2023

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024

The IASB is prioritizing collaborating with the new International Sustainability Standards Board (ISSB®) and is committed to ensuring connectivity in financial reporting to meets users’ needs.

The IASB is limiting its plans to a new maintenance pipeline project on climate-related risks, that will address users’ concerns about inconsistent application of IFRS Accounting Standards to climate related risk and insufficient disclosures in the financial statements about these risks. The IASB is also limiting its plan to two new research pipeline projects on intangible assets and the statement of cash flows. Operating segments and pollutant pricing mechanisms projects could be added to the work plan if additional capacity becomes available.

The Group estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the consolidated carve-out financial statements in the initial period of application.

Gambling and Gaming Regulation by Country

j)	Gambling and Gaming Regulation by Country

Spain

The Group operates online gaming in Spain pursuant to the following online licenses granted by the DGOJ, the Spanish gaming regulator, to CDON: (A) three (3) general licenses for a ten (10) year term which were recently extended for ten (10) additional years (until May 31, 2032): (i) Other Games License, (ii) Betting License and (iii) Contests License; and (B) six (6) singular licenses for: (i) slots (granted until July 30, 2025), (ii) roulette (recently extended until June 22, 2025), (iii) black jack (recently extended until June 22, 2025), (iv) sports betting (granted until April 28, 2025), (v) horse betting (granted until April 28, 2024), and (vi) other bets (granted until April 28, 2025) (collectively, the “CDON Licenses”).

Online gambling and other gaming activities are regulated along with other forms of gambling by the Spanish Gaming Law. Royal Decree 1614/2011, of November 14, 2011, implementing the Spanish Gaming Law, in relation to gambling licenses, permits and registers in order to facilitate access by the various operators to the activities covered by the Law also includes the procedure to obtain the authorization of reserved gambling activities. General licenses are granted after the corresponding public tender process and have a duration of ten (10) years, renewable for an identical period, unless they are specifically limited. The operation of each type of gambling included in the scope of each general license requires the granting of a specific operating license, regulated by Article 11 of the Law.

Title IV of the Spanish Gaming Law establishes the minimum technical requirements established by the National Gambling Commission that must be met by the technical equipment in terms of sufficient authentication mechanisms to guarantee, inter alia, the following:

●	Confidentiality and integrity in communications.

●	The identity of the participants, in the case of gambling using telematic and interactive means, as well as the verification, in the terms established by law, that they are not included in the Register provided for in Article 22.1 .b) of this Law.

●	The authenticity and calculation of the bets.

●	The control of their correct operation.

●	Compliance with the subjective prohibitions regulated by Article 6 of this Law.

●	Access to the components of the computer system exclusively by authorized personnel or by the National Gambling Commission itself, under the conditions that it may establish.

Royal Decree 1613/2011, of November 14, 2011, implementing the Spanish Gaming Law, provides the regulation of gambling in relation to the technical requirements of gambling activities, regulating the requirements of gambling activities carried out through websites.

●	In order to market and carry out gambling activities through websites within the scope of the Spanish Gaming Law, operators must create a specific website under the «.es» domain name to which all connections made from Spain or made with a Spanish user account should be directed.

●	The operator must establish the systems, mechanisms or agreements that guarantee that all gambling activities carried out from Spain or using a Spanish user account are handled from the operator’s website under the «.es» domain name. In particular, the operator must guarantee that all connections made from Spain or by participants with Spanish user accounts and that were initially directed to websites under a domain other than the “.es,” domain which are owned or controlled by the operator, its parent or its subsidiaries, are redirected to the operator’s specific website under the «.es» domain.

●	The operator shall notify the National Gambling Commission of the domain name and the relevant information and data on the website that it uses to carry on its activity, as well as any changes therein.

●	Where it deems necessary for the protection of the public interest and of minors, the National Gambling Commission may establish that certain types of gambling be marketed and carried out from an exclusive website created for this purpose by the operator.

The Spanish Gaming Law has a decisive impact on sector legislation on advertising, protection of personal data and electronic commerce. These three disciplines include obligations related to the duties of online games, regulated by General Advertising Law 34/1988, of November 11, 1988, and Regulation (EU) 2016/679 of the European Parliament and of The Council of April 27, 2016 on the protection of natural persons with regard to the processing of personal data and on the free movement of such data; Organic Law 3/2018, of December 5, 2018, of Protection of Personal Data and guarantee of Digital Rights; and Law 34/2002, of July 11, 2002, on Services of the Information Society and Electronic Commerce. These measures provide, among others, that betting advertising will only be allowed between 1:00 am and 5:00 a.m. and advertisers using social networks may only broadcast adverts to their followers.

The Spanish Cabinet approved Royal Decree-Law 11/2020, of March 31, 2020, whereby urgent supplementary social and economic measures were adopted to respond to the coronavirus health crisis that led to the declaration of the state of emergency by Royal Decree 463/2020, of March 14, 2020. The new measures introduced by this Royal Decree included the updating of consumer protection measures in the context of the exceptional events caused by the COVID-19 pandemic. It was also essential to establish certain limitations within the framework of gambling regulations.

Therefore, to avoid an increase in online gambling consumption (in particular, casino, bingo and poker games), which can lead to compulsive or even pathological consumption behaviours (specially to protect minors, young adults or people with gambling disorders at a time of greater exposure), restrictions were placed on commercial communications made by gambling operators with a nationwide reach, including entities designated for the marketing of lottery games. However, this particular measure was ultimately repealed by final provision 5.2 of Law 2/2021, of March 29, 2021.

Title VII of the Spanish Gaming Law determines the tax regime applicable to gambling activities in compliance with the provisions of the Additional Provision Twenty of Law 56/2007, of December 28, 2007, on measures to promote the information society, the applicable tax rate being:

●	State-run lotteries and games: 22% on the tax base.

●	Parimutuel sports betting, straight sports betting and sports betting exchange; parimutuel horse betting, straight horse betting and horse betting exchange; and other parimutuel betting, straight betting and betting exchange: 20% on the tax base.

●	Raffles: 20% on the tax base, unless they are declared to be of public utility or for charity and are therefore taxed at 5% on the tax base.

●	Contests and other games: 20% on the tax base.

●	Random number combinations for advertising or promotional purposes: 10% on the tax base.

General State Budget Law 6/2018, of July 3, for 2018, introduced a regulatory change in terms of tax benefits by reducing by 50% the tax rates on gambling, included in the Spanish Gaming Law. The objective of this reduction is to transfer tax benefits to the Autonomous Cities of Ceuta and Melilla that are collected in other taxes for them. Since then, both Autonomous Cities have seen a reduction in the tax for online gambling operators, leaving gambling tax at 10%. To qualify for this regime, a company is required to be registered in Ceuta or Melilla and 50% of the employees have to be registered in these territories.

Mexico

Codere Online operates online gaming in Mexico pursuant to license 2768 granted to LIFO in May 1990, which was renewed for a period of 12 years under Official Letter DGJS/1018/2015, expiring on May 10, 2027, which allows for the operation of 18 retail locations in Mexico and online gaming. By virtue of Official Letter No. DGJS/234/2019, dated March 14, 2019 the Ministry of Interior authorizes Codere Online to operate online gaming through the website: www.codere.mx (the “LIFO License”).

Mexico lacks a federal provision for online gambling, and the subsector is regulated under the Federal Law on Games and Drawings, of December 31, 1947 (the “Gaming Law”). The Gaming Law establishes that the Federal Executive, through the Ministry of the Interior, is responsible for the regulation, authorization, control and oversight of gambling and betting of any kind, including draws, with the exception of the National Lottery, which is governed by its own law.

On October 23, 2013, the Regulations for the Federal Law of Games and Draws were published in the Mexican Official State Gazette, in which the main technical requirements for the gambling and gaming activities on the internet were determined, among others:

●	Article 85 - The establishments shall be able to receive wagers via the internet, by telephone or electronically. For that purpose, they shall establish a system of internal control for the transactions that are made through any of these channels, including a written description of the procedures and regulations to ensure inviolability and prevent the manipulation of wager systems. Said system shall have a record of at least: (i) the number of the account and the identity of the player, and (ii) the date, time, number of transactions, wagered amount and requested selection. The mechanism for receiving wagers shall be previously approved by the Secretariat of Government.

●	Article 87 - Permit holders shall fulfil the following procedures for issuing the wager tickets: (i) for each accepted wager, a single and original ticket shall be issued, which shall be given to the player, and it must be printed out with a serial number, bar code and a different number for each ticket machine, apart from the date and time of issue, wagered amount, type of wager and selection; (ii) for the wagers made via the internet, by telephone or electronically, no ticket shall be issued but the information of such wager shall be immediately registered in the central wager system after the wager has been paid. Since these wagers are made via the internet or electronically, the participants shall have access, for consulting or printing, to a voucher of their corresponding number of folio or rights. All wagers by telephone shall be recorded in audio records, with the player’s prior consent; (iii) the ticket machines shall operate connected online, in real time, to the central wager system; (iv) when, at the moment of issuing a voucher, there appears an error in the ticket machine, the voucher shall be cancelled in an administrative way; (v) the vouchers shall only be issued in the time and places appointed or authorized in the permit, and the permit holder can issue early vouchers; and (vi) the wager vouchers shall be paid at the moment that they are requested, whether in cash or through other legally accepted means of payment.

Article 20 of the Gaming Law establishes that the Ministry of the Interior may grant permits to operate betting games and prize draws for the following types of business, without making specific reference to online transactions:

●	for the opening and operation of betting exchange at racecourses, greyhound tracks and fronton courts, as well as for the installation of remote betting centers and rooms for drawing numbers or symbols, only to business entities that are duly constituted in accordance with the laws of the United Mexican States;

●	for the opening and operation of betting exchange at fairs, to Mexican legal persons;

●	for the opening and operation of betting exchange at temporarily established horse races or cock fights, to business entities duly constituted in accordance with the laws of the United Mexican States and natural persons; and

●	for the organization of prize draws, to natural and legal persons constituted in accordance with the laws of the United Mexican States.

The latest reform of the Special Tax on Production and Services Law (the “Special Tax Law”) published by the Mexican Official State Gazette (DOF) 12/09/19 establishes that the operation of betting games and draws, regardless of the name given to them, that require permission in accordance with the provisions of the Gaming Law and its implementing Regulations, are taxed at a rate of 30%.

Article 18 of the Special Tax Law establishes that the taxable base will include the total amount of bets made by the players, minus prizes and refunds obtained by the players (refunds prior to the betting event). A 30% tax rate will be applicable on the taxable base.

According to the Special Tax Law, the resulting amount may be reduced by:

●	the total taxes paid according to the Gaming Law; and

●	up to 20% of the amount paid to the Mexican gaming authority in order to undertake a betting activity.

Finally, local gaming taxes may apply depending on each municipality and ranging from 6% to 15% tax rate on the gaming revenue of the company, and a 6% withholding on the prizes obtained by the player. In addition, in recent years, many states have established a tax on expenditures to be withheld from all players and ranges from 6% to 16.5% on their recharge (cash in).

Colombia

Codere Online operates online gaming in Colombia pursuant to license C1470, which allows for the operation of online gaming, granted by the Colombian gaming regulator, Coljuegos, to Codere Colombia, S.A. for a term of five (5) years and which expires on November 15, 2022 (the “Colombia License”). As of July 1, 2022, the transfer of the Colombian license to Codere Online Colombia S.A.S. has been approved from Coljuegos and Codere Online Colombia S.A.S. began operating the online business in Colombia under the Colombia License number C1901 on September 1, 2022.

Decree Law 4142 of 2011, amended by Decree number 1451 of 2015, founded the Empresa Industrial y Comercial del Estado Administradora del Monopolio Rentístico de los Juegos de Suerte y Azar (“Coljuegos”), whose role is “[…] the exploitation, administration, operation and issuance of regulations of the games that are part of the state monopoly of gaming that by law are not attributed to another entity [...].”

Pursuant to Article 38 of Law 643 of 2001, amended by Article 93 of Law 1753 of 2015, games operated over the internet are understood to be those in which betting and the payment of prizes are carried out by means that do not require the presence of the player, after they have registered on the authorized website or portal, and the mechanics of which are based on the use of a random number generator or the occurrence of real events, the results of which are not controlled by the operator of the game. Additionally, and focusing on the online gambling subsector, pursuant to the law “[…] Novelty games are considered, among others, to be pre-printed lotto, the instant lottery, the online lotto in any of its modalities, sports bets or bets at events and all games operated over the internet, or by any other form of information technology that does not require the presence of the bettor.”

Through resolution number 04 of 2016 and subsequently through resolution number 08 of 2020, Coljuegos approved gaming regulations in relation to novelty games operated over the internet. Those legal persons that are awarded a concession may operate online gaming once they execute the corresponding concession contract and following verification of compliance with the requirements under the gambling regulations and any other parameters as determined by Coljuegos. The operation of other novelty games require authorization from Coljuegos and compliance with the selection processes established in the public procurement general statute.

Article 38 of Law 643 of 2001 provides that the operator must pay an operating fee of 17% of its gross gaming revenue to Coljuegos. When the operator operates novelty games that give the player a return in accordance with the gaming regulations of 83% or more, the minimum rate for the operating rights will be 15% of the gross gaming revenue minus the prizes paid. Notwithstanding, those who operate online games will additionally pay 811 legal monthly minimum wages, which will be settled during the first 20 business days of each operating year.

Article 93 of Law 1753 of 2015, establishes that internet gambling operators, in addition to paying an operating fee of 17% of gross gaming revenue, must pay COP 559,147,194 (legal tender) in tax at the beginning of each operating year. In addition to this tax, Coljuegos will demand payment by the operator of the so-called “Administration Expenses,” which will be 1% of the operating fee.

Italy

Codere Online operates online gaming in Italy pursuant to Remote Gaming License no. 15411 granted to Codere Scommese S.r.l. on October 7, 2019, which expires on December 31, 2022 (the “Italy License”) and which grants Codere Scommese S.r.l. the right to operate the following online gaming activities:

●	fixed odds and ‘totalizator’ bets on sports events, including simulated ones, including those relating to horse racing, as well as on other events;

●	sports and horse racing betting;

●	national horse racing games;

●	skill games, including card games in tournament and different modes, as well as games of chance at fixed odds;

●	fixed odds bets with direct interaction between players; and

●	bingo

According to Italian criminal law, gambling that is not subject to State control is illegal under Article 718 of the Italian Criminal Code, whether organized in a public establishment or a private club. Italian law distinguishes between games of luck and games where the outcome depends on the player’s skill. Sports betting, lotteries, and some other activities fall into the category of legal and regulated gambling activities.

Only the State has the right to authorize gaming and gambling activities pursuant to article 1 of the Italian Legislative Decree of April 14, 1948 no. 496. The Autonomous Administration of State Monopolies (Agenzia delle Dogane e dei Monopoli) (the “ADM”), the entity responsible for regulating gambling activities on a state level, has the power to grant gaming licenses to legal persons through tender processes provided they comply with all requirements and parameters included in the tender offer, as well as with any other applicable laws or regulations. The call for tenders for the online business in Italy was announced in March 2018.

The main reason why the Italian government has adhered to strict rules has been the desire to avoid the possible negative effects associated with the industry. The following amendments liberalized the market in 2006:

●	Legalization of interactive peer-to-peer remote betting on fixed odds (betting exchange);

●	Legalization of real-money remote skill games;

●

Possibility for operators based in any EU and EFTA country and even in an offshore jurisdiction, to apply for an Italian gambling license provided they comply with certain suitability requirements and re-locate their gaming servers to Italy; and

●	New license tender aimed at redesigning and reorganizing the offline network of betting shops and betting corners as well as legalizing online gaming yet strictly under the scope of a remote gaming license to be granted by ADM subject to payment of a one-off license fee of €300,000.

Law No. 77 dated as of June 24, 2009 deals with measures concerning the gaming sector following the Abruzzo Decree. The most relevant provision in the tax scheme is the introduction of an unprecedented profit-based tax regime with a flat 20% rate applying to all new games listed above other than the video lotteries. This provision is of paramount importance as it paves the way to the launch of games that otherwise could have never been offered in Italy given its penalizing turnover-based tax regime which however will continue to apply to sports and horse races betting, bingo, lotteries and skill games (including online poker tournaments that will thus continue to be taxed at 3% of the total tournament buy-ins sold by the operator).

Panama

Codere Online operates online gaming in Panama pursuant to Resolution No. 921 of September 21, 2017 which authorizes HIPA to operate online sports betting by virtue of Contract No. 1 of April 16, 2018 (under which it was awarded 5 licenses for a five (5) year term, renewable for another five (5) years) and Contract No. 193 of October 4, 2005 (under which it was awarded 51 licenses for a twenty (20) year term) (the “HIPA License”). In addition, ALTA was awarded a standalone online gaming license, under which ALTA is authorized to conduct online gaming operations in Panama for a twenty (20) year term starting on December 1, 2021, subject to compliance with certain requirements pursuant to the Regulation (the “ALTA License”). As described under Item 7.B. “Related Party Transactions—Material Agreements—Panama Restructuring Agreements”, Codere Online may request the transfer of the ALTA License from ALTA to Codere Online, but such transfer is subject to the authorization from the Panama Gambling Control Board. While the ALTA License is held by ALTA, Codere Online will operate the ALTA License under the agreement that Codere Online Panama and ALTA entered into on December 1, 2021.

Law Decree No. 2 of February 10, 1998 (the “Law Decree”), is the legal framework which regulates gaming and gambling activities in Panama. The Gaming Control Board, in representation of the Panama State, assumes the operation of gambling activities and betting activities, for the exclusive benefit of the Panama State. This operation may be exercised directly or through third parties.

Hence, gambling and betting activities that take place in Panama must be authorized, regulated and supervised according to the dispositions of the Law Decree, including gaming and gambling activities and betting activities which take place abroad, by electronic means or other means of remote communication.

In 2002, The Gambling Control Board Plenary, in exercise of its legal powers, issued the regulations governing the licenses of electronic gambling activities which was recently modified by Resolution No. 11 of March 6, 2020 (the “Resolution”). The Resolution regulates the operation of gambling activities through internet and establishes the procedures and requirements to be fulfilled by all individuals and corporations interested in obtaining a license to operate online gaming platforms. This Resolution expressly excludes from the definition of gambling activities racehorses, lottery, and amateur matches in which Panamanian nationals participate.

Under national law, and individual or corporation may be awarded a maximum of five (5) licenses. Licenses may be granted for a maximum term of twenty (20) years. This license award is always at the discretion of the Gaming Control Board. If the Gaming Control Board authorizes a concession agreement, a one-time fee of fifty thousand balboas (50,000 PAB) must be paid to the Panama State for each gaming license that is awarded, upon the ratification by the National General Controller. Furthermore, during the period established in the concession agreement, the licensee must: (i) pay to Gambling Control Board ten percent (10%) of its gross gaming revenue (to be paid monthly), (ii) grant a compliance guarantee and a prize payment guarantee, and (iii) comply with the terms and conditions of the concession agreement, the Resolution, the Law Decree and any applicable Panamanian legislation, such as:

-	Law No. 27 of March 24, 2015 and the Executive Decree No. 264 of June 17, 2015, that establish a 5.5% gambling tax, which the licensee, as collector agent, should charge to each payment ticket or coupon, tokens and other documents that have a payment obligation due to gambling activities, betting activities and any other gaming and gambling activity authorized by the Panama State;

-	Law No. 23 of April 27, 2015 on prevention of money laundering and the funding of terrorism and the financing of the proliferation of weapons of mass destruction. Therefore, a licensee operating gambling activities, betting activities and any other gaming activity authorized by the Panama State is also regulated and supervised by the Superintendence of Supervision and Regulation of Non-Financial Subjects; and

-	Law No. 81 of March 26, on data privacy.

Before standalone online licenses, such as the ALTA License, were authorized pursuant to the Resolution, some operators, such as HIPA, were authorized to operate online sports betting pursuant to a license that allowed the licensee to operate land-based betting agencies under Resolution No. 43 of October 24, 2016 which modified the Resolution No. 77 of September 4, 1999, provided that (i) the client previously registered through land-based betting agency, and (ii) the operator obtained prior authorization from the Gaming Control Board.

A sports betting operator must pay the Gaming Control Board the following monthly fees: (i) 2% on prizes paid, (ii) 0.25% on amounts wagered of international sport betting, and (iii) 0.5% on amounts wagered of international greyhound racings.

Argentina

In Argentina, gaming is mainly regulated at the provincial level. Each province has the exclusive power to exploit, organize, manage, operate, control, monitor, and regulate all forms of gaming, and to establish the conditions to operate in the gaming sector. The power to grant licenses and authorizations for gaming activities is vested on each province. However, gaming activities may be subject to both provincial and federal taxes.

Article 50 of the Constitution of the City of Buenos Aires, provides that the City of Buenos Aires has the exclusive right to exploit and commercialize gambling. The City of Buenos Aires cannot delegate its power to exploit online gaming to third parties. It can only grant permits to authorize private companies to distribute and commercialize online gaming. Law N°538 authorizes the Executive Power of the City of Buenos Aires to create and regulate games approved by the City of Buenos Aires Legislature.

In May 2019, the City of Buenos Aires issued resolution RESDI-2018-321-LOTBA (the “Regulation”) approving setting forth the regulatory framework applying to online gaming activities within the City of Buenos Aires. The Regulation was later approved by the City of Buenos Aires Legislature. The regulator of the gambling activity in the City of Buenos Aires is the state-owned company Lotería de la Ciudad de Buenos Aires S.E. (“LOTBA”). The Regulation provides that LOTBA may grant permits to third parties for the commercialization and distribution of online gambling. Such permits may be granted for a term of up to five (5) years, renewable for another five (5) years. The holder of such permit shall pay 10% of the gross gaming revenue (“GGR”) to the City of Buenos Aires through LOTBA.

The process to award permits was launched in February 2020 following the approval of resolution RESDI 15/LOTBA/20 (subsequently amended by RESDI/71/LOTBA/20) that provides the legal requirements that must be fulfilled by the applicants in order to obtain a permit.

In 2020, Iberargen S.A. submitted an application for a permit and complied with all the requirements requested by LOTBA. On March 12, 2021, LOTBA granted the permit to Iberargen S.A. under code DI-2021-238-GCABA-LOTBA (the “Buenos Aires License”) for a period of five (5) years and, in December 2021, authorized Iberargen, S.A. to operate in the City of Buenos Aires thereunder.

In addition, gambling in the City of Buenos Aires is subject to a tax on the gross revenue (defined as GGR minus the 10% tax payable to LOTBA) of 6.0%. Law 27.591, as amended on 2021, created a new federal tax applying to online gambling. The tax rate is 2.5% and up to 15% of the net customer deposits, depending on whether the operator is a local company having investments in the gaming sector in Argentina or not. Enforcement of Law 27.591 is subject the issuance of implementing regulations by the federal tax authorities.

Malta

Codere Online holds business-to-consumer (“B2C”) and business-to-business (“B2B”) Maltese gaming licenses, but it does not currently offer online casino and sports betting to customers located in Malta. Codere Online Operator Limited’s (“ONOL”) B2C license was issued on April 15, 2019 and is valid for a period of ten (10) years (the “B2C License”). ONOL requested a voluntary suspension of the B2C License and is in the process of requesting a definitive surrender of such license.

Codere Online Management Services Limited (“OMSE”) was issued a B2B gaming license on April 15, 2019 for a ten (10) year term (the “B2B License”). Codere Online is authorized to provide Type 1 (Casino) and Type 2 (Fixed Odds Betting) B2B gaming services via OMSE’s B2B License.

Regulation 3 of the Gaming Authorisations Regulations (Subsidiary Legislation 583.05 of the Laws of Malta), provides that “no person shall provide or carry out a gaming service or provide a critical gaming supply from Malta or to any person in Malta, or through a Maltese legal entity, except when in possession of a valid licence […]”, without prejudice to any exemptions provided in applicable law.

Regulation 3 (2) of the Gaming Authorisations Regulations provides that “no person shall offer a licensable game, whether as part of a gaming service, critical gaming supply or otherwise, unless such game is approved or otherwise recognised” by the Maltese Gaming Authority’s (“MGA”). A licensable game is “a game which is not an exempt game”. Generally, without prejudice to ad hoc exemptions as may be applicable, games which are licensable are games of chance and controlled skill games.

The authority responsible for, inter alia, the regulation, supervision and enforcement of the Gaming Act and all subsidiary legislation falling under the remit of the same is the MGA. The MGA is considered to be the primary point of contact for regulatory reporting by licensees, with the latter obliged, in terms of numerous Regulations and Directives (such as Directive 3 of 2018), to notify, seek prior approval and inform the MGA of events and changes across multiple aspects of each licensed business, including but not limited to, a change in delivery channel of a gaming service and changes to approved technical set up.

Any person in possession of a license issued by the MGA shall pay the MGA the appropriate fees in relation to the type of license awarded. As operator of the B2C License, ONOL is due to pay (a) a license fee composed of a fixed annual license fee and a variable component known as the compliance contribution and (b) gaming tax. The variable component within the compliance contribution and the calculation method has been established by the MGA in Directive 4 of 2018 – Directive on the Calculation of Compliance Contribution. The compliance contribution is a variable percentage charged on tranches of gaming revenue generated in a particular game type.

As operator of the B2B License, OMSE is due to pay a variable annual license fee. The variable annual fee for the B2B License ranges from €25,000 to €35,000, depending on the company’s annual revenue.

Gaming tax is set at 5% on gaming revenue generated from Malta based players. Accordingly, taxability is determined by whether the player is established, has his permanent address and/or usually resides in Malta. In light of ONOL’s voluntary suspension of the B2C License, ONOL’s obligation to pay the compliance contribution and gaming tax, as applicable, was suspended from the date the suspension was approved by the MGA.

Going concern

n)	Going concern

In the context of the Consolidated Carve-out Financial Statements, the Group had positive equity of €68.1 million as of 31 December, 2021 and 24.5 million as of 31 December, 2022. Additionally, as of December 31, 2022 the Group had positive working capital (current assets less current liabilities) amounting to €25.5 million and positive working capital amounting to €73.0 million as of December 31, 2021, due to the cash inflows as result of the 2021 Merger described in Note 1.

The Group has a limited operating history and prior to the Business Combination, the Group funded its operations primarily through short-term debts with Codere Group. Since its inception, the Group has incurred recurring losses and negative cash flows from operations including net losses of €46.3 million, €68.0 million and €16.3 million for the years ended December 31, 2022, 2021 and 2020, respectively. At the end of the reporting period the Group expects to continue to generate operating losses through 2023. Securing the financing of development activities and operations represents an ongoing challenge for the Group. As of December 31, 2022, the Group had a shareholders’ equity position of €24.5 million and €53.8 million of cash and cash equivalents, €4.8 million of which was restricted (€94.9 million in cash, of which €3.5 million was restricted in 2021).

On March 29, 2023, Codere Group announced a further financial restructuring process (the “2023 Proposed Restructuring”). As part of the 2023 Proposed Restructuring, Codere Group has entered into a lock-up agreement with a group of its bondholders which provides for a standstill period that would enable it to implement a further restructuring of its liabilities. The form of the restructuring will be based on the bondholder support obtained but which is expected to include the provision of €100 million in new money and the amendment of certain maturities, coupon amounts and composition, seniority and other terms of the Codere Group’s existing liabilities.

The Group currently depends on Codere Group for the provision of certain services. Codere Group’s ability to provide these services to Codere Online or its performance of the related-party agreements (including the Sponsorship and Services Agreement, the Relationship and License Agreement, the Platform and Technology Services Agreement, the AenP Agreement or the Restructuring Agreements, on which Codere Online currently depends to conduct its business) may be affected by Codere Group’s ongoing financial restructuring, particularly if it failed to meet its liquidity needs, its operations were interrupted or intervened or otherwise. Moreover, any of the foregoing events may adversely impact the reputation of the Codere Group and, as a result, adversely affect Codere Online’s reputation and the “Codere” brand, or otherwise adversely affect Codere Online’s business, results of operations and financial condition.

Beyond the services provided, an event of insolvency by Codere Group may constitute a breach of certain of Codere Online’s licenses and result in their revocation. For example, in Mexico, the LIFO License, under which Codere Online operates, could be automatically revoked if LIFO were to file for insolvency protection. There can be no assurance that Codere Online would maintain or be able to renew its licenses in the event of insolvency or other financial difficulty, including upon the filing or declaration of insolvency of Codere Newco or Codere New Topco S.A. (the parent company of the Codere Group), as such filing or declaration may be perceived to adversely affect the solvency of Codere Online as well.

The Group’s dependence on Codere Group for the use of the Codere brand, certain gaming licenses, and certain services (as described above), results in a material uncertainty about the Group’s ability to continue as a going concern. However, management has prepared the financial statements as of December 31, 2022 under the going concern principle, considering not only that Codere Group’s ongoing financial restructuring processes will be successfully completed, and therefore, the uncertainties about the Group due to its dependence on the Codere Group will not materialize, but also the Group’s current liquidity position, actual operating performance, and its reasonable expectations regarding operating performance over the coming three years which lead them to believe that the Group has adequate resources to continue in operational existence for the next twelve months. The evaluation about Codere Group’s ongoing financial restructuring processes being successfully completed is consistent with the evaluation made by management of the Codere Group regarding this situation in their financial statements as of December 31, 2022.

As part of its going concern assessment, management developed a business plan with operational and financial projections through 2025. Based on this business plan, management believes the Group currently has sufficient cash available to finance its operations through 2025. This business plan contemplates that the Group will be investing a substantial part of its available cash over this three-year period (to fund negative operating cash flow) in order to achieve higher growth and increased market share in its existing core markets throughout Latin America and Europe (primarily Spain), and that the overall business will begin generating positive cash flow in 2024. Also, if the business underperforms in comparison to the business plan targets, the Group may either seek external financing and/or otherwise reduce or delay marketing expenses to mitigate the impact on its cash position.